Segments - Summary of Results for the Group's Segments (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of operating segments [line items]
Total revenue	$ 897,056	$ 718,155
Total cruise operating expenses	(593,661)	(503,925)
Other operating expenses
Selling and administration	(243,862)	(219,818)
Depreciation and amortization	(68,800)	(65,543)
Total other operating expenses	(312,662)	(285,361)
Operating (loss) income	(9,267)	(71,131)
River
Disclosure of operating segments [line items]
Total revenue	214,083	165,431
Total cruise operating expenses	(198,209)	(162,251)
Other operating expenses
Selling and administration	(111,009)	(109,936)
Depreciation and amortization	(25,151)	(25,791)
Total other operating expenses	(136,160)	(135,727)
Operating (loss) income	(120,286)	(132,547)
Ocean
Disclosure of operating segments [line items]
Total revenue	558,978	447,680
Total cruise operating expenses	(316,548)	(267,409)
Other operating expenses
Selling and administration	(94,502)	(73,644)
Depreciation and amortization	(33,925)	(27,844)
Total other operating expenses	(128,427)	(101,488)
Operating (loss) income	114,003	78,783
Other
Disclosure of operating segments [line items]
Total revenue	123,995	105,044
Total cruise operating expenses	(78,904)	(74,265)
Other operating expenses
Selling and administration	(38,351)	(36,238)
Depreciation and amortization	(9,724)	(11,908)
Total other operating expenses	(48,075)	(48,146)
Operating (loss) income	$ (2,984)	$ (17,367)